PROPERTY, PLANT AND EQUIPMENT - Details (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Interest costs capitalised	$ 0.0	$ 8.3
Capitalisation rate of borrowing costs eligible for capitalisation		4.59%
Impairment loss	0.0	$ 302.0
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Contractual capital commitments	$ 9.4	17.4
Minera Florida Ltda.
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss		151.0
Jacobina
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss		$ (150.0)